Accounts Receivable	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts Receivable	Accounts Receivable
Our accounts receivable balance consists of the following as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Accounts receivable	$913,141	$746,478
Less: Accounts receivable allowance	(6,713)	(8,745)
Accounts receivable, net	$906,428	$737,733

The Company estimates credit losses for trade receivables by aggregating similar customer types together, because they tend to share similar credit risk characteristics, taking into consideration the number of days the receivable is past due. Provision rates for the allowance for doubtful accounts are based upon the historical loss method by evaluating factors such as the length of time receivables that are past due and historical collection experience. Additionally, provision rates are based upon current and future economic and competitive environment factors that could impact the collectability of the receivable. Trade and other receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include past due status greater than 360 days or bankruptcy of the debtor. The activity in our accounts receivable allowance consists of the following for the years ended December 31, 2021, 2020 and 2019, respectively:

	Year Ended December 31,
	2021	2020	2019
Balance at beginning of year	$8,745	$16,511	$14,076
Additional provisions	6,096	4,339	4,662
Write-offs	(7,951)	(22,205)	(2,321)
Opening balance sheet adjustment related to ASU 2016 -13 adoption	—	10,097	—
Exchange differences	(177)	3	94
Balance at the end of year	$6,713	$8,745	$16,511
The potential for credit losses is mitigated because customer creditworthiness is evaluated before credit is extended.
The Company recorded write-offs against the reserve of $7,951, $22,205 and $2,321 for the years ended December 31, 2021, 2020 and 2019, respectively.
We continue to monitor any impacts from the COVID-19 pandemic on our customers and various counterparties. During the year ended December 31, 2021 and 2020, the Company’s allowance for doubtful accounts and credit losses considered additional risk related to the pandemic. However, this risk to-date was not considered material.